General Information	12 Months Ended
Dec. 31, 2017
Disclosure Of General Information [Abstract]
Disclosure Of General Information About Company And Subsidiaries [Text Block]
Note 1	General Information

GeoPark Limited (the “Company”) is a company incorporated under the law of Bermuda. The Registered Office address is Cumberland House, 9th Floor, 1 Victoria Street, Hamilton HM11, Bermuda.

The principal activities of the Company and its subsidiaries (the “Group” or “GeoPark”) are exploration, development and production for oil and gas reserves in Chile, Colombia, Brazil, Peru and Argentina.

These Consolidated Financial Statements were authorised for issue by the Board of Directors on 7 March 2018.